Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,438,000.00
Previously Paid Amount	0.00
Total Fee Amount	474.79
Total Offset Amount	0.00
Net Fee	474.79
Narrative - Max Aggregate Offering Price	$ 3,438,000.00
Final Prospectus	true